Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Schedule of goodwill and intangible assets

EURm	Goodwill	Intangible assets	Total
2024
Acquisition cost at 1 January	6 629	9 893	16 522
Additions	—	97	97
Acquisitions through business combinations	33	—	33
Assets held for sale	(38)	(170)	(208)
Disposals and retirements	(11)	(282)	(293)
Translation differences	260	255	515
Acquisition cost at 31 December	6 873	9 793	16 666
Accumulated amortization and impairment charges at 1 January	(1 125)	(8 807)	(9 932)
Amortization	—	(390)	(390)
Assets held for sale	—	165	165
Disposals and retirements	—	278	278
Translation differences	(12)	(237)	(249)
Accumulated amortization and impairment charges at 31 December	(1 137)	(8 991)	(10 128)

Net book value at 1 January	5 504	1 086	6 590
Net book value at 31 December	5 736	802	6 538

2023
Acquisition cost at 1 January	6 799	9 778	16 577
Additions	—	299	299
Disposals, retirements and assets held for sale	(22)	(23)	(45)
Translation differences	(148)	(161)	(309)
Acquisition cost at 31 December	6 629	9 893	16 522
Accumulated amortization and impairment charges at 1 January	(1 132)	(8 515)	(9 647)
Amortization	—	(423)	(423)
Impairment	—	(26)	(26)
Disposals and retirements	—	17	17
Translation differences	7	140	147
Accumulated amortization and impairment charges at 31 December	(1 125)	(8 807)	(9 932)

Net book value at 1 January	5 667	1 263	6 930
Net book value at 31 December	5 504	1 086	6 590

Schedule of intangible assets by type

EURm	2024	2023
Customer relationships	317	605
Patents and licenses	304	316
Technologies and IPR&D	12	31
Tradenames and other	51	60
Intangible assets under construction	118	74
Total	802	1 086

Schedule of the allocation of goodwill to groups of CGU's	The following table presents the allocation of goodwill to groups of CGUs at 31 December:

EURm	2024	2023
Network Infrastructure	2 831	2 739
Mobile Networks	2 346	2 228
Cloud and Network Services	559	537

Schedule of key assumptions applied in impairment testing analysis	Terminal growth rate and post-tax discount rate applied in the impairment test for the groups of CGUs:

	Terminal growth rate		Post-tax discount rate
Key assumption %	2024	2023	2024	2023
Network Infrastructure	1.5%	1.0%	9.4%	9.3%
Mobile Networks	1.0%	1.0%	8.4%	8.3%
Cloud and Network Services	1.5%	1.0%	8.0%	7.7%